Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of allowance for credit loss
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2020	January 1, 2020
Fixed income securities	$1	$—
Mortgage loans	59	36
Other investments
Bank loans	16	16
Agent loans	5	5
Investments	81	57
Reinsurance recoverables	15	14
Other assets	7	7
Assets	103	78
Commitments to fund mortgage loans, bank loans and agent loans	—	1
Liabilities	—	1
Total	$103	$79
Rollforward of credit loss allowance for fixed income securities for the year ended December 31, 2020 is as follows:

($ in millions)	2020
Beginning balance	$—
Credit losses on securities for which credit losses not previously reported	(3)
Reduction of allowance related to sales	2
Write-offs	—
Ending balance (1)	$(1)
____________
(1)Allowance for fixed income securities as of December 31, 2020 comprised $1 million of ABS.
The rollforward of credit loss allowance for bank loans for the years ended December 31 is as follows:

($ in millions)	2020
Beginning balance	$—
Cumulative effect of change in accounting principle	(16)
Net increases related to credit losses	(4)
Reduction of allowance related to sales	3
Write-offs	1
Ending balance	$(16)